SUPPLEMENT DATED SEPTEMBER 23, 2020 TO THE FOLLOWING

PROSPECTUSES DATED MAY 1, 2020, AS SUPPLEMENTED, FOR

New York Life Variable Universal Life Accumulator II NYLIAC Variable Universal Life 2000 New York Life Variable Universal Life Accumulator New York Life Variable Universal Life Accumulator Plus	Flexible Premium Variable Universal Life New York Life Survivorship Variable Universal Life Accumulator

TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2019, AS SUPPLEMENTED FOR

NYLIAC Survivorship Variable Universal Life	NYLIAC Variable Universal Life Provider

TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2014, AS SUPPLEMENTED, FOR

NYLIAC Single Premium Variable Universal Life New York Life Lifetime Wealth Variable Universal Life	New York Life Legacy Creator Single Premium Variable Universal Life

INVESTING IN

NYLIAC Variable Universal Life Separate Account-I

This supplement amends the prospectuses (each a “Prospectus,” and together, the “Prospectuses”) for the New York Life variable universal life insurance policies listed above that are issued by New York Life Insurance and Annuity Corporation (“NYLIAC”). The purpose of this supplement is to describe changes to the investment options available under such policies. You should read this information carefully and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.

I.    PROPOSED SUBSTITUTIONS

NYLIAC has filed an application with the U.S. Securities and Exchange Commission (the “SEC”) for an order permitting the above-referenced separate account to substitute shares of the Existing Portfolios with shares of the Replacement Portfolios below. NYLIAC anticipates that, if such order is granted, the SEC will issue the order approving the proposed substitution in November 2020. The effective date established for the substitution is expected to be on or about November 23, 2020 (the “Effective Date”). All expenses incurred in connection with the substitution will be paid by either NYLIAC or an affiliate. You will not incur any fees, charges or tax liability because of the substitution. Note that not all the Existing Portfolios are available under every policy listed above. Any reference to an Existing Portfolio or Replacement Portfolio only apply to the policies for which the Existing Portfolio is an investment option.

PROPOSED SUBSTITUTIONS
Existing Portfolios	Replacement Portfolios
MainStay VP Indexed Bond—Initial Class	Fidelity® VIP Bond Index Portfolio— Initial Class
Victory VIF Diversified Stock Fund – Class A	MainStay VP MacKay S&P 500 Index – Initial Class
LVIP SSgA International Index Fund—Standard Class	Fidelity® VIP International Index Portfolio – Initial Class
Invesco V.I. American Value Fund – Series I Shares	MFS® Mid Cap Value Portfolio – Initial Class

Prior to the Effective Date. For thirty (30) days before the Effective Date, if you have allocations in any of the Existing Portfolios, you may transfer such allocations to any other available investment option without any charge or limitation (except potentially harmful transfers (see the “Limits on Transfers” section in the Prospectus for your policy)) and without the transfer counting toward the number of free transfers that otherwise may be made in a given Policy Year. Such transfer will be based on the Cash Value of the Investment Division as of the close of the Business Day that we receive the transfer request. All other transfers are subject to limitations, and may be subject to charges, as described in the Prospectus for your policy. Please see the Prospectus for your policy for information on how to complete transfers from the Existing Portfolios to other investment options that we currently offer.

Until the Effective Date, we will continue to process premium payments and available automatic transactions (such as Dollar Cost Averaging, Automatic Asset Rebalancing, and Interest Sweep), involving the Existing Portfolios, unless you provide us with alternate allocation instructions. Also note that the Existing Portfolios will not accept new premium payment allocations or transfers as of the Effective Date.

On the Effective Date. Any of your Cash Value that remains in the Existing Portfolios will be redeemed. Those redemptions will then be used to purchase accumulation units in the Replacement Portfolios. All policyowners affected by the substitution will receive a written confirmation of the transaction. The redemption and subsequent repurchase transactions required to effectuate the substitution will not be treated as transfers that count toward the number of free transfers that may otherwise be made in a given Policy Year.

Your Cash Value immediately prior to the Effective Date will be equal to your Cash Value immediately after the Effective Date; however, the number of accumulation units you receive in the Replacement Portfolios may be different from the number of accumulation units in the Existing Portfolios. There will also be no change to your policy’s death benefit as a result of the substitution.

On the Effective Date, all references in your Prospectus to the Existing Portfolios will be deleted and replaced with the relevant Replacement Portfolio.

After the Effective Date. Immediately following the Effective Date, the Existing Portfolios will no longer be available as an investment option under the policies. In addition, for thirty (30) days following the Effective Date, you may transfer all or a portion of your Cash Value out of the Replacement Portfolios to another investment option without any charge or limitation (except potentially harmful transfers (see the “Limits on Transfers” section in the Prospectus for your Policy)) and without the transfer counting toward the number of free transfers that otherwise may be made in a given Policy Year. Such transfers will be based on the Cash Value of the Investment Division as of the close of the Business Day that we receive the transfer request. All other transfers are subject to limitations, and may be subject to charges, as described in the Prospectus for your policy. Please see the Prospectus for your policy for information on how to complete transfers from the Replacement Portfolios to other investment options that we currently offer.

We will also continue to process premium payments and available automatic transactions (such as Dollar Cost Averaging, Automatic Asset Rebalancing and Interest Sweep) after the Effective Date, except that allocations previously processed to or from the Existing Portfolios will be processed to or from the Replacement Portfolios.

A complete list of the investment options that are available under your policy is set forth in the Prospectus for your policy. You may obtain a copy of the Prospectus for your policy by calling 1-800-598-2019. Additional information regarding the Replacement Portfolios, including the investment objectives, policies, risks and fees and expenses, is contained in the respective Replacement Portfolio fund prospectus. The fund prospectus relevant to your policy will be mailed to you with this supplement.

II.    ADDITION OF NEW INVESTMENT DIVISIONS AVAILABLE UNDER THE POLICIES

As of the Effective Date, the following new Investment Divisions will be available:

•	For Prospectuses dated May 1, 2020 and May 1, 2019, as supplemented, Fidelity® VIP Bond Index Portfolio—Initial Class and the Fidelity® VIP International Index Portfolio – Initial Class will be available for investment. Add the following under Fidelity® Variable Insurance Products Funds in the table of Funds and Eligible Portfolios:

Funds and Eligible Portfolios	Investment Adviser	Investment Objective
Fidelity® VIP Bond Index Portfolio—Initial Class	FMR Subadvisers: Fidelity Investments Money Management, Inc. (“FIMM”) and other investment advisers	• Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index.
Fidelity® VIP International Index Portfolio – Initial Class	FMR Subadviser: Geode Capital Management, LLC	• Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.

•

For New York Life Lifetime Wealth Variable Universal Life, as supplemented, MainStay VP MacKay S&P 500 Index – Initial Class will be available for investment. Add the following under Mainstay VP Funds Trust in the table of Funds and Eligible Portfolios:

Funds and Eligible Portfolios	Investment Adviser	Investment Objective
MainStay VP MacKay S&P 500 Index – Initial Class	New York Life Investors Subadviser: MacKay	• Seeks investment results that correspond to the total return performance (reflecting reinvestment of dividends) of common stocks in the aggregate as represented by the S&P 500® Index.

For the Prospectuses dated May 1, 2020, May 1, 2019, and May 1, 2014, as supplemented, the MFS® Mid Cap Value Portfolio – Initial Class will be available for investment. Add the following to the table of Funds and Eligible Portfolios:

Funds and Eligible Portfolios	Investment Adviser	Investment Objective
MFS® Variable Insurance Trust III: MFS® Mid Cap Value Portfolio – Initial Class	MFS	• Seeks capital appreciation.

III. CLOSURE OF INVESTMENT DIVISION TO NEW INVESTMENTS

For the prospectuses dated May 1, 2020 and May 1, 2019, as supplemented, as of the close of business on the Effective Date, the Columbia Variable Portfolio—Commodity Strategy Fund—Class 1 (the “Columbia Portfolio”) will be closed to all policyowners except those policyowners who have Cash Value allocated to the Columbia Portfolio as of the Effective Date.

Policyowners who have cash value allocated to the Columbia Portfolio as of the Effective Date may continue to allocate Cash Value to the Columbia Portfolio thereafter. Existing policyowners who remove all Cash Value from the Columbia Portfolio on or after the Effective Date, however, will not be able to reinvest in it at a later date. Policyowners who do not have Cash Value allocated to the Columbia Portfolio as of the Effective Date will not be permitted to invest in it thereafter.

Automated investment features such as Dollar Cost Averaging, Automatic Asset Reallocation, Expense Allocation and Interest Sweep programs, if elected prior to the Effective Date, will not be affected by the closure unless a policyowner withdraws or otherwise transfers his/her entire account value from the Columbia Portfolio.

New York Life Insurance and Annuity Corporation

(a Delaware Corporation)

51 Madison Avenue

New York, New York 10010